Financial Derivative Contracts and Hedge Accounting - Schedule of the Hedged Items and the Hedging Instrument at Fair Value (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 2,061,015	$ 2,666,521
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,236,846	2,029,773
Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	74,894	47,463
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,161,952	1,982,310
Fair Value Hedges [Member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,237,102	2,030,055
Fair Value Hedges [Member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,032
Fair Value Hedges [Member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	663,053	685,855
Fair Value Hedges [Member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,289
Fair Value Hedges [Member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	255,652	128,094
Fair Value Hedges [Member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,216,114	1,215,074
Fair Value Hedges [Member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	75,994
Fair Value Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	201,193	29,342
Fair Value Hedges [Member] | 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	201,193	29,342
Fair Value Hedges [Member] | 1 year [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	201,449	29,342
Fair Value Hedges [Member] | 1 year [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,032
Fair Value Hedges [Member] | 1 year [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	162,429
Fair Value Hedges [Member] | 1 year [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,950
Fair Value Hedges [Member] | 1 year [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,070	28,310
Fair Value Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	596,281	492,891
Fair Value Hedges [Member] | 1 - 3 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	74,894	47,463
Fair Value Hedges [Member] | 1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	521,387	445,428
Fair Value Hedges [Member] | 1 - 3 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	596,281	493,173
Fair Value Hedges [Member] | 1 - 3 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	242,180	342,159
Fair Value Hedges [Member] | 1 - 3 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,472
Fair Value Hedges [Member] | 1 - 3 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	187,635	52,704
Fair Value Hedges [Member] | 1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,000	98,310
Fair Value Hedges [Member] | 1 - 3 years [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	75,994
Fair Value Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	471,187	211,181
Fair Value Hedges [Member] | 3 to 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	471,187	211,181
Fair Value Hedges [Member] | 3 to 6 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	471,187	211,181
Fair Value Hedges [Member] | 3 to 6 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,753	80,629
Fair Value Hedges [Member] | 3 to 6 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,817
Fair Value Hedges [Member] | 3 to 6 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,540	49,932
Fair Value Hedges [Member] | 3 to 6 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	428,077	80,620
Fair Value Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	968,185	1,296,359
Fair Value Hedges [Member] | Over 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	968,185	1,296,359
Fair Value Hedges [Member] | Over 6 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	968,185	1,296,359
Fair Value Hedges [Member] | Over 6 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	241,691	263,067
Fair Value Hedges [Member] | Over 6 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	37,527	25,458
Fair Value Hedges [Member] | Over 6 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 688,967	$ 1,007,834